Share-based compensation (Details 1) - Mr. Karan A. Chanana, Chairman and Chief Executive Officer ANFI	12 Months Ended
	Mar. 31, 2018 USD ($) Share	Mar. 31, 2017 USD ($) Share	Mar. 31, 2016 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of share options granted | Share	0	375,899	367,749
Exercise price	$ 0	$ 10	$ 10
Grant date		July 15, 2016	July 7, 2015
Exercise period		10 years	10 years
Valuation model used		Binomial	Binomial
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation recognized in profit or loss	$ 0	$ 853,776	$ 1,890,910